Common Stocks	12 Months Ended
Dec. 31, 2025
Common Stocks
Common Stocks

Note 13. Common Stocks

The Company has two classes of common stock: Class A Ordinary Common Stock and Class B Super Common Stock. Both classes have identical economic rights, including rights to dividends and distributions. However, the classes differ in voting rights. Each share of Class A Ordinary Common Stock entitles the holder to one (1) vote per share, while each share of Class B Super Common Stock entitles the holder to one hundred sixty (160) votes per share.